Property and Equipment (Schedule of Property and Equipment) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 135,318
Ending Balance	408,363	$ 135,318
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	210,742	65,275
Additions	318,063	145,467
Ending Balance	528,805	210,742
Cost [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	210,742	65,275
Additions	288,581	145,467
Ending Balance	499,323	210,742
Cost [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance
Additions	29,482
Ending Balance	29,482
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	75,424	65,275
Charge for the year	45,018	10,149
Ending Balance	120,442	75,424
Depreciation [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	75,424	65,275
Charge for the year	40,596	10,149
Ending Balance	116,020	75,424
Depreciation [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance
Charge for the year	4,422
Ending Balance	4,422
Net Book Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	135,318
Ending Balance	408,363	135,318
Net Book Value [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	135,318
Ending Balance	383,303	135,318
Net Book Value [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance
Ending Balance	$ 25,060